Variable Portfolio – Partners Small Cap Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 0.5%
Media 0.5%
Magnite, Inc.(a)	52,328	1,139,704
MNTN, Inc.(a)	36,524	677,520
Total		1,817,224
Total Communication Services		1,817,224
Consumer Discretionary 11.5%
Automobile Components 1.7%
Dorman Products, Inc.(a)	11,147	1,737,595
Modine Manufacturing Co.(a)	29,502	4,194,004
Total		5,931,599
Broadline Retail 0.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)	12,483	1,602,817
Diversified Consumer Services 0.9%
Bright Horizons Family Solutions, Inc.(a)	16,927	1,837,765
OneSpaWorld Holdings Ltd.	61,566	1,301,505
Total		3,139,270
Hotels, Restaurants & Leisure 2.7%
Black Rock Coffee Bar, Inc., Class A(a)	14,302	341,246
Cheesecake Factory, Inc. (The)	24,511	1,339,281
Churchill Downs, Inc.	14,029	1,360,953
Dutch Bros, Inc., Class A(a)	25,612	1,340,532
Genius Sports Ltd.(a)	89,702	1,110,511
Kura Sushi USA, Inc., Class A(a)	17,689	1,050,904
Life Time Group Holdings, Inc.(a)	55,537	1,532,821
Shake Shack, Inc., Class A(a)	12,926	1,210,003
Sweetgreen, Inc., Class A(a)	51,391	410,100
Total		9,696,351
Household Durables 2.1%
Cavco Industries, Inc.(a)	3,407	1,978,547
Installed Building Products, Inc.	18,371	4,531,391
Meritage Homes Corp.	13,231	958,321
Total		7,468,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.6%
Boot Barn Holdings, Inc.(a)	32,422	5,372,974
Five Below, Inc.(a)	8,545	1,321,911
Revolve Group, Inc.(a)	55,965	1,192,055
Warby Parker, Inc., Class A(a)	47,640	1,313,911
Total		9,200,851
Textiles, Apparel & Luxury Goods 1.1%
Kontoor Brands, Inc.	32,948	2,628,262
Wolverine World Wide, Inc.	51,012	1,399,769
Total		4,028,031
Total Consumer Discretionary		41,067,178
Consumer Staples 3.3%
Beverages 1.0%
Vita Coco Co., Inc. (The)(a)	82,503	3,503,902
Consumer Staples Distribution & Retail 0.5%
Natural Grocers by Vitamin Cottage, Inc.	17,579	703,160
Sprouts Farmers Market, Inc.(a)	8,908	969,190
Total		1,672,350
Food Products 1.2%
Freshpet, Inc.(a)	14,334	789,947
Vital Farms, Inc.(a)	86,653	3,565,771
Total		4,355,718
Household Products 0.3%
WD-40 Co.	5,906	1,167,026
Personal Care Products 0.3%
Interparfums, Inc.	11,748	1,155,768
Total Consumer Staples		11,854,764
Energy 2.6%
Energy Equipment & Services 1.2%
Archrock, Inc.	16,354	430,274
TechnipFMC PLC	97,901	3,862,194
Total		4,292,468

Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.4%
Centrus Energy Corp. Class A(a)	1,460	452,702
Matador Resources Co.	42,850	1,925,251
Range Resources Corp.	72,130	2,714,973
Total		5,092,926
Total Energy		9,385,394
Financials 9.4%
Banks 1.1%
Bancorp, Inc. (The)(a)	52,764	3,951,496
Capital Markets 5.7%
Bullish(a)	3,737	237,711
Hamilton Lane, Inc., Class A	33,913	4,571,133
Houlihan Lokey, Inc., Class A	15,707	3,224,961
Miami International Holdings, Inc.(a)	6,281	252,873
Piper Sandler Companies	9,828	3,410,218
PJT Partners, Inc.	18,669	3,318,042
StepStone Group, Inc., Class A	48,188	3,147,158
WisdomTree, Inc.	143,107	1,989,187
Total		20,151,283
Insurance 2.6%
Goosehead Insurance, Inc., Class A	37,505	2,791,122
Kinsale Capital Group, Inc.	3,355	1,426,747
Neptune Insurance Holdings, Inc., Class A(a)	9,049	180,980
Palomar Holdings, Inc.(a)	14,540	1,697,545
Skyward Specialty Insurance Group, Inc.(a)	68,780	3,271,177
Total		9,367,571
Total Financials		33,470,350
Health Care 20.4%
Biotechnology 7.2%
Alkermes PLC(a)	131,419	3,942,570
Apogee Therapeutics, Inc.(a)	15,290	607,472
Caris Life Sciences, Inc.(a)	7,582	229,356
CG Oncology, Inc.(a)	29,447	1,186,125
Cytokinetics, Inc.(a)	33,846	1,860,176
Denali Therapeutics, Inc.(a)	95,714	1,389,767
Dynavax Technologies Corp.(a)	35,293	350,459
Ionis Pharmaceuticals, Inc.(a)	20,371	1,332,671
Krystal Biotech, Inc.(a)	4,571	806,919
Common Stocks (continued)
Issuer	Shares	Value ($)
Madrigal Pharmaceuticals, Inc.(a)	9,572	4,390,294
Metsera, Inc.(a)	14,361	751,511
Mineralys Therapeutics, Inc.(a)	35,288	1,338,121
Protagonist Therapeutics, Inc.(a)	38,401	2,550,978
Revolution Medicines, Inc.(a)	26,820	1,252,494
Syndax Pharmaceuticals, Inc.(a)	67,489	1,038,318
Ultragenyx Pharmaceutical, Inc.(a)	15,522	466,902
Vaxcyte, Inc.(a)	34,311	1,235,882
Xenon Pharmaceuticals, Inc.(a)	19,629	788,104
Total		25,518,119
Health Care Equipment & Supplies 4.1%
Beta Bionics, Inc.(a)	34,090	677,368
Glaukos Corp.(a)	37,104	3,025,831
Globus Medical, Inc., Class A(a)	23,789	1,362,396
iRhythm Technologies, Inc.(a)	13,192	2,268,892
LeMaitre Vascular, Inc.	25,297	2,213,741
Merit Medical Systems, Inc.(a)	29,461	2,452,039
PROCEPT BioRobotics Corp.(a)	38,886	1,387,841
TransMedics Group, Inc.(a)	11,618	1,303,540
Total		14,691,648
Health Care Providers & Services 7.7%
BrightSpring Health Services, Inc.(a)	56,120	1,658,907
Ensign Group, Inc. (The)	28,295	4,888,527
GeneDx Holdings Corp.(a)	10,854	1,169,410
Guardant Health, Inc.(a)	85,320	5,330,794
HealthEquity, Inc.(a)	31,693	3,003,546
Option Care Health, Inc.(a)	64,200	1,782,192
Pennant Group, Inc. (The)(a)	49,666	1,252,577
RadNet, Inc.(a)	109,464	8,342,251
Total		27,428,204
Health Care Technology 0.6%
HeartFlow, Inc.(a)	18,093	609,010
Waystar Holding Corp.(a)	41,967	1,591,389
Total		2,200,399
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.8%
Crinetics Pharmaceuticals, Inc.(a)	34,006	1,416,350
Ligand Pharmaceuticals, Inc.(a)	5,140	910,500
WaVe Life Sciences Ltd.(a)	73,250	536,190
Total		2,863,040
Total Health Care		72,701,410
Industrials 24.7%
Aerospace & Defense 5.2%
Karman Holdings, Inc.(a)	16,624	1,200,253
Loar Holdings, Inc.(a)	73,187	5,854,960
Moog, Inc., Class A	13,256	2,752,874
Voyager Technologies, Inc., Class A(a)	27,271	812,130
VSE Corp.	47,068	7,824,584
Total		18,444,801
Building Products 2.0%
CSW Industrials, Inc.	14,571	3,537,110
Griffon Corp.	24,952	1,900,095
Simpson Manufacturing Co., Inc.	10,521	1,761,847
Total		7,199,052
Commercial Services & Supplies 2.9%
Casella Waste Systems, Inc., Class A(a)	69,777	6,620,442
CECO Environmental Corp.(a)	48,589	2,487,757
Tetra Tech, Inc.	40,564	1,354,026
Total		10,462,225
Construction & Engineering 4.5%
Centuri Holdings, Inc.(a)	28,234	597,714
Construction Partners, Inc., Class A(a)	25,206	3,201,162
Everus Construction Group, Inc.(a)	40,716	3,491,397
Limbach Holdings, Inc.(a)	19,197	1,864,412
MYR Group, Inc.(a)	11,433	2,378,407
Primoris Services Corp.	10,666	1,464,762
Sterling Infrastructure, Inc.(a)	8,415	2,858,407
Total		15,856,261
Electrical Equipment 0.5%
NEXTracker, Inc., Class A(a)	24,004	1,776,056
Ground Transportation 1.2%
Saia, Inc.(a)	14,243	4,263,785
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.5%
EnPro, Inc.	11,516	2,602,616
Esab Corp.	24,361	2,722,098
Federal Signal Corp.	19,351	2,302,575
RBC Bearings, Inc.(a)	8,637	3,370,935
SPX Technologies, Inc.(a)	15,803	2,951,684
Watts Water Technologies, Inc., Class A	7,913	2,209,943
Total		16,159,851
Professional Services 1.4%
Parsons Corp.(a)	61,011	5,059,032
Trading Companies & Distributors 2.5%
Applied Industrial Technologies, Inc.	6,070	1,584,574
Core & Main, Inc., Class A(a)	11,383	612,747
FTAI Aviation Ltd.	16,012	2,671,762
McGrath Rentcorp	13,725	1,609,942
SiteOne Landscape Supply, Inc.(a)	18,756	2,415,773
Total		8,894,798
Total Industrials		88,115,861
Information Technology 23.0%
Electronic Equipment, Instruments & Components 4.3%
Badger Meter, Inc.	11,875	2,120,638
Fabrinet(a)	4,570	1,666,313
Itron, Inc.(a)	15,859	1,975,397
Mirion Technologies, Inc.(a)	261,285	6,077,489
Novanta, Inc.(a)	19,389	1,941,808
Vontier Corp.	38,107	1,599,351
Total		15,380,996
IT Services 0.6%
DigitalOcean Holdings, Inc.(a)	59,112	2,019,266
Semiconductors & Semiconductor Equipment 8.6%
Ambiq Micro, Inc.(a)	22,627	677,000
Axcelis Technologies, Inc.(a)	21,966	2,144,760
Camtek Ltd.(a)	14,132	1,484,567
Credo Technology Group Holding Ltd.(a)	35,514	5,171,193
Formfactor, Inc.(a)	28,311	1,031,087
Impinj, Inc.(a)	7,606	1,374,784
Lattice Semiconductor Corp.(a)	79,865	5,855,702
MACOM Technology Solutions Holdings, Inc.(a)	22,931	2,854,680

Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Onto Innovation, Inc.(a)	19,975	2,581,169
Rambus, Inc.(a)	19,599	2,042,216
SiTime Corp.(a)	14,522	4,375,624
Veeco Instruments, Inc.(a)	43,460	1,322,488
Total		30,915,270
Software 9.2%
Alkami Technology, Inc.(a)	49,256	1,223,519
Amplitude, Inc., Class A(a)	108,152	1,159,390
AvePoint, Inc.(a)	57,514	863,285
Box, Inc., Class A(a)	97,596	3,149,423
Clearwater Analytics Holdings, Inc., Class A(a)	73,350	1,321,767
CommVault Systems, Inc.(a)	13,435	2,536,259
Descartes Systems Group, Inc. (The)(a)	28,821	2,715,803
Freshworks, Inc., Class A(a)	121,119	1,425,571
Intapp, Inc.(a)	26,528	1,084,995
JFrog Ltd.(a)	101,410	4,799,735
OneStream, Inc.(a)	57,423	1,058,306
Pagerduty, Inc.(a)	48,997	809,431
Procore Technologies, Inc.(a)	41,997	3,062,421
Q2 Holdings, Inc.(a)	23,839	1,725,705
ServiceTitan, Inc., Class A(a)	20,553	2,072,359
Varonis Systems, Inc.(a)	49,564	2,848,443
Via Transportation, Inc., Class A(a)	19,026	914,770
Total		32,771,182
Technology Hardware, Storage & Peripherals 0.3%
IonQ, Inc.(a)	16,132	992,118
Total Information Technology		82,078,832
Materials 3.2%
Chemicals 1.6%
Balchem Corp.	11,243	1,687,124
Hawkins, Inc.	21,572	3,941,636
Total		5,628,760
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.7%
Knife River Corp.(a)	15,672	1,204,707
United States Lime & Minerals, Inc.	11,277	1,483,489
Total		2,688,196
Metals & Mining 0.9%
Materion Corp.	27,311	3,299,442
Total Materials		11,616,398
Real Estate 0.7%
Industrial REITs 0.7%
Terreno Realty Corp.	41,325	2,345,194
Total Real Estate		2,345,194
Total Common Stocks (Cost $314,483,872)		354,452,605

Rights 0.0%

Health Care 0.0%
Pharmaceuticals 0.0%
Sanofi SA(a),(b),(c),(d)	6,354	2,541
Total Health Care		2,541
Total Rights (Cost $—)		2,541

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(e),(f)	2,950,293	2,949,408
Total Money Market Funds (Cost $2,949,190)		2,949,408
Total Investments in Securities (Cost: $317,433,062)		357,404,554
Other Assets & Liabilities, Net		(513,982)
Net Assets		356,890,572
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the total value of these securities amounted to $2,541, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2025, the total market value of these securities amounted to $2,541, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Sanofi SA	07/17/25	6,354	—	2,541

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	2,562,504	75,430,547	(75,043,861)	218	2,949,408	(2,188)	204,723	2,950,293
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Partners Small Cap Growth Fund  | 2025

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3QT7057_12_D01_(11/25)